Supplement to the
Fidelity® Global Balanced Fund
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

Ruben Calderon, co-lead portfolio manager of the fund, is on a leave of absence. During Mr. Calderon's leave, Geoff Stein, who has served as co-lead portfolio manager with Mr. Calderon since 2009, will continue with his responsibilities on the fund. The following information replaces similar information for Mr. Calderon in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Ruben Calderon (co-lead portfolio manager) has managed the fund since December 2006. Mr. Calderon is currently on a leave of absence from the firm.

The following information replaces similar information for Mr. Calderon in the "Fund Management" section on page 25.

Ruben Calderon is co-lead portfolio manager of the fund, which he has managed since December 2006. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager. Mr. Calderon is currently on a leave of absence from the firm.

The following information replaces similar information for Melissa Reilly in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information replaces similar information for Ms. Reilly in the "Fund Management" section on page 25.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

GBL-13-04  September 3, 2013
1.855563.112

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

Supplement to the
Fidelity Advisor® Global Balanced Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

Ruben Calderon, co-lead portfolio manager of the fund, is on a leave of absence. During Mr. Calderon's leave, Geoff Stein, who has served as co-lead portfolio manager with Mr. Calderon since 2009, will continue with his responsibilities on the fund. The following information replaces similar information for Mr. Calderon in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Ruben Calderon (co-lead portfolio manager) has managed the fund since December 2006. Mr. Calderon is currently on a leave of absence from the firm.

The following information replaces similar information for Mr. Calderon in the "Fund Management" section on page 28.

Ruben Calderon is co-lead portfolio manager of the fund, which he has managed since December 2006. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager. Mr. Calderon is currently on a leave of absence from the firm.

The following information replaces similar information for Melissa Reilly in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information replaces similar information for Ms. Reilly in the "Fund Management" section on page 28.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AGBL-13-04  September 3, 2013
1.899423.111

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

Supplement to the
Fidelity Advisor® Global Balanced Fund
Institutional Class
December 29, 2012
Prospectus

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

Ruben Calderon, co-lead portfolio manager of the fund, is on a leave of absence. During Mr. Calderon's leave, Geoff Stein, who has served as co-lead portfolio manager with Mr. Calderon since 2009, will continue with his responsibilities on the fund. The following information replaces similar information for Mr. Calderon in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Ruben Calderon (co-lead portfolio manager) has managed the fund since December 2006. Mr. Calderon is currently on a leave of absence from the firm.

The following information replaces similar information for Mr. Calderon in the "Fund Management" section on page 25.

Ruben Calderon is co-lead portfolio manager of the fund, which he has managed since December 2006. Since joining Fidelity Investments in 1995, Mr. Calderon has worked as a research analyst, asset allocation strategist, and portfolio manager. Mr. Calderon is currently on a leave of absence from the firm.

The following information replaces similar information for Melissa Reilly in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information replaces similar information for Ms. Reilly in the "Fund Management" section on page 25.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AGBLI-13-04  September 3, 2013
1.899424.111

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.